Defined Benefit Obligation and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Components of Defined Benefit Obligations and Other Long-Term Liabilities
The components of defined benefit obligation and other long-term liabilities are as follows:

As at Dec. 31	2017	2016
Defined benefit obligation (Note 27)	235	208
Deferred coal revenues	60	62
Long-term incentive accruals (Note 26)	16	14
Other	48	46
Total	359	330